TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.2%

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Advertising -- 1.2%
------------------------------------------------------------------
Havas Advertising SA                        200,000   $  1,495,826
------------------------------------------------------------------
                                                      $  1,495,826
------------------------------------------------------------------
Airlines -- 0.9%
------------------------------------------------------------------
Ryanair Holdings PLC(1)                     200,000   $  1,084,924
------------------------------------------------------------------
                                                      $  1,084,924
------------------------------------------------------------------
Apparel -- 0.0%
------------------------------------------------------------------
Inditex(1)                                    1,500   $     30,939
------------------------------------------------------------------
                                                      $     30,939
------------------------------------------------------------------
Applications Software -- 1.4%
------------------------------------------------------------------
Satyam Computer Services ADR(1)             150,000   $  1,792,500
------------------------------------------------------------------
                                                      $  1,792,500
------------------------------------------------------------------
Automobiles -- 1.7%
------------------------------------------------------------------
Toyota Motor Co.                             80,000   $  2,180,685
------------------------------------------------------------------
                                                      $  2,180,685
------------------------------------------------------------------
Banking -- 4.5%
------------------------------------------------------------------
ABN Amro Holdings                           114,317   $  2,266,243
Allied Irish Banks PLC                      124,528      1,651,763
HSBC Holdings PLC                           150,000      1,770,619
Lloyds TSB Group PLC                          4,904         56,387
------------------------------------------------------------------
                                                      $  5,745,012
------------------------------------------------------------------
Biotechnology -- 1.3%
------------------------------------------------------------------
Lion Bioscience AG ADR(1)                   200,000   $  1,654,000
------------------------------------------------------------------
                                                      $  1,654,000
------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
------------------------------------------------------------------
Mih Ltd.(1)                                  91,500   $    388,874
Telewest Communications PLC(1)            8,000,000      1,311,570
------------------------------------------------------------------
                                                      $  1,700,444
------------------------------------------------------------------
Broadcasting and Publishing -- 1.7%
------------------------------------------------------------------
Gruppo Editoriale L'Espresso SPA            250,000   $  1,015,990
Nippon Television Network                     5,000      1,185,748
------------------------------------------------------------------
                                                      $  2,201,738
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Business and Public Services -- 0.3%
------------------------------------------------------------------
Sap AG                                        3,000   $    390,924
------------------------------------------------------------------
                                                      $    390,924
------------------------------------------------------------------
Business Services -- 1.0%
------------------------------------------------------------------
Nomura Research Institute, Ltd.              10,000   $  1,312,305
------------------------------------------------------------------
                                                      $  1,312,305
------------------------------------------------------------------
Chemicals -- 0.6%
------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                 100,250   $    765,148
------------------------------------------------------------------
                                                      $    765,148
------------------------------------------------------------------
Computer Software & Services -- 2.8%
------------------------------------------------------------------
Maconomy A/S(1)                             913,000   $  2,213,146
Pivotal Corp.(1)                            260,000      1,279,200
------------------------------------------------------------------
                                                      $  3,492,346
------------------------------------------------------------------
Construction and Housing -- 1.1%
------------------------------------------------------------------
Volker Wessels Stevin                        50,000   $  1,362,914
------------------------------------------------------------------
                                                      $  1,362,914
------------------------------------------------------------------
Consumer Electronics -- 1.2%
------------------------------------------------------------------
Philips Electronics NV                       25,000   $    772,017
Sony Corp.                                   15,000        806,075
------------------------------------------------------------------
                                                      $  1,578,092
------------------------------------------------------------------
Data Processing and Reproduction -- 1.1%
------------------------------------------------------------------
Canon, Inc.                                  35,000   $  1,341,121
------------------------------------------------------------------
                                                      $  1,341,121
------------------------------------------------------------------
Drugs -- 13.8%
------------------------------------------------------------------
Biovail Corp.(1)                             70,000   $  2,660,000
Elan Corp. PLC ADR(1)                       100,000      1,190,000
GlaxoSmithKline PLC                         100,128      2,422,214
Novartis AG                                  10,000        419,419
Roche Holding AG                             25,000      1,894,173
Serono SA - ADR(1)                           60,000      1,191,000
Shire Pharmaceuticals Group PLC(1)          350,000      2,596,180
Takeda Chemical Industries, Ltd.             90,850      3,976,456
Taro Pharmaceutical Industries, Ltd.(1)      50,000      1,097,300
------------------------------------------------------------------
                                                      $ 17,446,742
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.5%
------------------------------------------------------------------
Murata Mfg Co., Ltd.                         10,000   $    633,178
------------------------------------------------------------------
                                                      $    633,178
------------------------------------------------------------------
Electronic Components - Instruments -- 4.1%
------------------------------------------------------------------
Infineon Technologies AG(1)                  50,000   $    910,111
Kyocera Corp.                                20,000      1,361,371
Rohm Co.                                     20,000      2,982,866
------------------------------------------------------------------
                                                      $  5,254,348
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.2%
------------------------------------------------------------------
Alcatel Optronics                            40,000   $    178,418
Flextronics International, Ltd.(1)          100,000      1,385,000
------------------------------------------------------------------
                                                      $  1,563,418
------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
------------------------------------------------------------------
Epcos AG(1)                                  20,000   $    812,432
------------------------------------------------------------------
                                                      $    812,432
------------------------------------------------------------------
Energy Sources -- 2.1%
------------------------------------------------------------------
BP Amoco PLC                                100,000   $    853,249
Royal Dutch Petroleum Co.                    35,000      1,854,464
------------------------------------------------------------------
                                                      $  2,707,713
------------------------------------------------------------------
Environmental Services -- 1.5%
------------------------------------------------------------------
Tomra Systems ASA                           250,000   $  1,903,425
------------------------------------------------------------------
                                                      $  1,903,425
------------------------------------------------------------------
Financial Services -- 9.9%
------------------------------------------------------------------
Acom Co., Ltd.                               45,000   $  3,434,579
Fortis(1)                                   110,947      2,548,346
ING Groep NV                                100,000      2,640,223
Nomura Securities Co., Ltd.                  50,000        697,040
Promise Co., Ltd.                            60,000      3,163,551
------------------------------------------------------------------
                                                      $ 12,483,739
------------------------------------------------------------------
Food and Household Products -- 0.9%
------------------------------------------------------------------
Nestle SA                                     1,500   $    354,608
Parmalat Finanziaria SPA                    150,000        527,144
Unilever PLC                                 25,000        228,796
------------------------------------------------------------------
                                                      $  1,110,548
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Household Durables -- 1.3%
------------------------------------------------------------------
Sega Corp.(1)                                75,000   $  1,682,243
------------------------------------------------------------------
                                                      $  1,682,243
------------------------------------------------------------------
Industrial Automation -- 0.2%
------------------------------------------------------------------
JOT Automation Group Oyj(1)                 827,200   $    275,794
------------------------------------------------------------------
                                                      $    275,794
------------------------------------------------------------------
Industrial Conglomerate -- 1.5%
------------------------------------------------------------------
Sonae, S.G.P.S., SA(1)                    2,500,000   $  1,959,893
------------------------------------------------------------------
                                                      $  1,959,893
------------------------------------------------------------------
Insurance -- 10.3%
------------------------------------------------------------------
Aegon NV                                    140,000   $  3,216,927
Allianz AG Holding                           12,000      2,827,111
AXA Company                                 140,000      2,970,927
QBE (NL) Insurance Group, Ltd.               10,000         39,255
Swiss Reinsurance                            40,000      4,036,788
------------------------------------------------------------------
                                                      $ 13,091,008
------------------------------------------------------------------
Internet Service Provider -- 0.2%
------------------------------------------------------------------
Terra Networks SA(1)                         34,500   $    227,875
------------------------------------------------------------------
                                                      $    227,875
------------------------------------------------------------------
Investment Services -- 4.1%
------------------------------------------------------------------
Amvescap PLC                                 50,000   $    525,357
Tecis Holding AG                            109,520      2,664,589
Zurich Financial Services                     8,823      2,053,127
------------------------------------------------------------------
                                                      $  5,243,073
------------------------------------------------------------------
Medical Products -- 3.5%
------------------------------------------------------------------
Given Imaging, Ltd.(1)                      155,000   $  2,146,750
QIAGEN NV(1)                                175,000      2,292,500
------------------------------------------------------------------
                                                      $  4,439,250
------------------------------------------------------------------
Multimedia -- 0.5%
------------------------------------------------------------------
Pearson PLC                                  50,000   $    601,865
------------------------------------------------------------------
                                                      $    601,865
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
------------------------------------------------------------------
Total Fina Elf SA                             1,500   $    227,348
------------------------------------------------------------------
                                                      $    227,348
------------------------------------------------------------------
Retail -- 3.6%
------------------------------------------------------------------
Don Quijote Co., Ltd.                        48,000   $  3,738,318
Fast Retailing Co., Ltd.                     30,000        799,065
------------------------------------------------------------------
                                                      $  4,537,383
------------------------------------------------------------------
Retail - Drug Stores -- 1.1%
------------------------------------------------------------------
Shoppers Drug Mart Corp.(1)                 100,000   $  1,356,947
------------------------------------------------------------------
                                                      $  1,356,947
------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 0.9%
------------------------------------------------------------------
ASM Lithography Holding NV(1)                25,000   $    558,250
Taiwan Semiconductor SP ADR(1)               30,000        531,000
------------------------------------------------------------------
                                                      $  1,089,250
------------------------------------------------------------------
Telecommunication Equipment -- 3.5%
------------------------------------------------------------------
Ericsson AB (LM)(1)                         400,000   $  1,004,360
Kudelski SA(1)                               40,000      1,802,358
Nokia Oyj                                   100,000      1,618,376
------------------------------------------------------------------
                                                      $  4,425,094
------------------------------------------------------------------
Telecommunications -- 8.1%
------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.            400   $  1,573,209
Nippon Telegraph and Telephone Corp. ADR     40,000        794,000
NTT Mobile Communication Network, Inc.          925      2,355,724
Sonera Oyj(1)                               400,000      1,787,782
Telecom Italia Mobile SPA                   200,000        874,067
Versatel Telecom International ADR(1)       600,000        246,000
Vodafone Group PLC                        1,610,470      2,599,234
------------------------------------------------------------------
                                                      $ 10,230,016
------------------------------------------------------------------
Telecommunications - Services -- 2.1%
------------------------------------------------------------------
Amdocs, Ltd.(1)                              50,000   $  1,086,500
BCE, Inc.                                    75,000      1,311,000
KPNQwest NV(1)                              300,000        216,000
------------------------------------------------------------------
                                                      $  2,613,500
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Utilities - Electrical and Gas -- 0.4%
------------------------------------------------------------------
Endesa SA                                    30,000   $    459,561
------------------------------------------------------------------
                                                      $    459,561
------------------------------------------------------------------
Total Common Stocks
   (identified cost $157,806,143)                     $124,504,561
------------------------------------------------------------------

PREFERRED STOCKS -- 2.6%

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
------------------------------------------------------------------
ProSiebenSat.1 Media AG                     100,000   $    947,056
------------------------------------------------------------------
                                                      $    947,056
------------------------------------------------------------------
Construction and Housing -- 1.8%
------------------------------------------------------------------
Dyckerhoff AG                               141,117   $  2,339,754
------------------------------------------------------------------
                                                      $  2,339,754
------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,575,237)                       $  3,286,810
------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $161,381,380)                     $127,791,371
------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%              $ (1,012,494)
------------------------------------------------------------------
Net Assets -- 100.0%                                  $126,778,877
------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        0.0%    $     39,255
Belgium                                          2.0        2,548,346
Canada                                           5.2        6,607,147
Denmark                                          1.7        2,213,146
Finland                                          2.9        3,681,952
France                                           3.8        4,872,518
Germany                                          9.9       12,545,977
India                                            1.4        1,792,500
Ireland                                          3.1        3,926,688
Israel                                           2.6        3,244,050
Italy                                            1.9        2,417,201
Japan                                           27.4       34,782,684
Netherlands                                     12.2       15,425,538
Norway                                           1.5        1,903,425
Portugal                                         1.6        1,959,892
Singapore                                        1.1        1,385,000
South Africa                                     0.3          388,874
Spain                                            0.6          718,375
Sweden                                           0.8        1,004,360
Switzerland                                      9.3       11,751,472
Taiwan                                           0.4          531,000
United Kingdom                                  11.1       14,051,971
---------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS       100.8%    $127,791,371
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $161,381,380)                          $127,791,371
Receivable for investments sold              5,052,286
Dividends receivable                           290,530
Tax reclaim receivable                         163,907
Prepaid expenses                                   717
------------------------------------------------------
TOTAL ASSETS                              $133,298,811
------------------------------------------------------
Liabilities
------------------------------------------------------
Demand note payable                       $  4,600,000
Payable for investments purchased            1,807,517
Due to bank                                     86,413
Payable to affiliate for Trustees' fees            824
Accrued expenses                                25,180
------------------------------------------------------
TOTAL LIABILITIES                         $  6,519,934
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $126,778,877
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $160,352,746
Net unrealized depreciation (computed on
   the basis of identified cost)           (33,573,869)
------------------------------------------------------
TOTAL                                     $126,778,877
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $75,345)                               $    532,558
Interest                                        72,623
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    605,181
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    671,627
Trustees' fees and expenses                      5,767
Custodian fee                                   91,931
Legal and accounting services                   10,394
Miscellaneous                                   22,109
------------------------------------------------------
TOTAL EXPENSES                            $    801,828
------------------------------------------------------

NET INVESTMENT LOSS                       $   (196,647)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(24,785,792)
   Foreign currency transactions                12,968
------------------------------------------------------
NET REALIZED LOSS                         $(24,772,824)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 25,275,854
   Foreign currency                              5,131
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 25,280,985
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $    508,161
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    311,514
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (196,647) $          (244,067)
   Net realized loss                           (24,772,824)         (18,227,254)
   Net change in unrealized appreciation
      (depreciation)                            25,280,985           (3,353,534)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        311,514  $       (21,824,855)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed International Growth
      Fund                                $             --  $       167,666,427
   Contributions                                70,209,519           18,128,715
   Withdrawals                                 (83,260,060)         (24,552,393)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (13,050,541) $       161,242,749
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (12,739,027) $       139,417,894
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    139,517,904  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    126,778,877  $       139,517,904
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ----------------------
                                  (UNAUDITED)                2001(1)
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.19%(2)               1.23%(2)
   Expenses after custodian
      fee reduction                       1.19%(2)               1.23%
   Net investment loss                   (0.29)%(2)             (0.59)%(2)
Portfolio Turnover                          64%                    31%
----------------------------------------------------------------------------
TOTAL RETURN(3)                          (0.16)%                   --
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $126,779               $139,518
----------------------------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended
   April 30, 2002, the advisory fee amounted to $671,627. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $81,564,653 and $90,478,135, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $161,381,380
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,029,407
    Gross unrealized depreciation              (40,619,416)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(33,590,009)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2002, the Portfolio had an outstanding balance pursuant to this line of credit in the amount of $4,600,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   April 30, 2002.

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TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of the investable assets of Eaton Vance Tax-Managed International Growth Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $167,666,427, including net unrealized depreciation of $55,501,320. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

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TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Armin J. Lang
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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